Business Combination - Schedule of Number of Shares of Common Stock Outstanding Immediately Consummation of Business Combination (Details) - shares	Jun. 30, 2022	Feb. 02, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Common stock, shares outstanding	123,663,315		96,575,107	96,284,283
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Business Acquisition [Line Items]
Common stock, outstanding prior to the Business Combination		20,700,000
Less: Redemption of ENVI shares		(19,489,626)
Shares issued in PIPE financing		12,425,000
Business combination and PIPE financing shares		18,810,374
Common stock, shares outstanding		122,822,134
E N V I Public Shares [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Business Acquisition [Line Items]
Shares issued		1,210,374
E N V I Sponsor Shares [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Business Acquisition [Line Items]
Shares issued		5,175,000
Legacy Green Light Equity Holders [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Business Acquisition [Line Items]
Common stock, shares outstanding		104,011,760